Earnings per share (Details) (USD $)	1 Months Ended	3 Months Ended											9 Months Ended		12 Months Ended
	Jul. 31, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net income per share
Common stock equivalents excluded from calculation of diluted earnings per share since the effect would be anti-dilutive													3,101,667	44,218	600,000	1,300,000
Numerator
Net income (loss)		$ (4,416,499)	$ (14,586,578)	$ (14,684,535)	$ (6,272,044)	$ (7,297,125)	$ (6,068,072)	$ (6,597,861)	$ (5,764,646)	$ 67,608,165	$ (15,388,398)	$ (15,550,607)	$ (33,687,612)	$ (19,963,058)	$ (26,235,102)	$ 30,904,514
Gain on exchange of convertible preferred stock in connection with recapitalization	160,000,000			3,390,750			159,954,069						3,390,750	159,954,069	159,954,069
Less beneficial conversion charge							(377,787)							(377,787)	(377,787)
Less net income attributable to participating preferred stock														(139,077,495)	(132,609,918)	(30,878,445)
Net loss attributable to common stockholders													$ (48,545,630)	$ 535,729	$ 731,262	$ 26,069
Denominator
Denominator for basic net income (loss) per share (in shares)													8,995,167	2,937	3,328	1,089
Effect of dilutive securities:
Employee stock options (in shares)																4,640
Series 3 convertible preferred stock (in shares)														10,656	13,877
Denominator for diluted net income (loss) per share (in shares)													8,995,167	13,593	17,205	5,729
Net income per share:
Basic (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 168.00	$ (5,992.61)	$ (5,290.57)	$ 52.39	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 182.41	$ 219.76	$ 23.95
Diluted (in dollars per share)		$ (0.19)	$ (5.51)	$ (6,527.30)	$ 1,380.13	$ (1,605.53)	$ 48.29	$ (5,992.61)	$ (5,290.57)	$ 9.95	$ (14,140.93)	$ (14,289.99)	$ (5.40)	$ 39.41	$ 42.50	$ 4.55